UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Infrastructure Capital Equity Income ETF
ICAP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Infrastructure Capital Equity Income ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://infracapfund.com/ICAP. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Infrastructure Capital Equity Income ETF	$106	2.04%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$108,632,148
Number of Holdings	158
Portfolio Turnover	133%
30-Day SEC Yield	3.40%
30-Day SEC Yield Unsubsidized	3.40%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Capital Markets	10.6%
Semiconductors & Semiconductor Equipment	9.1%
Household Durables	7.8%
Oil, Gas & Consumable Fuels	6.5%
Software	6.4%
Banks	6.4%
Electric Utilities	6.2%
Mortgage REITs	5.4%
Beverages	4.4%
All Other Industries	37.2%

Top 10 Issuers	(% of net assets)
KKR & Co., Inc.	4.6%
Citizens Financial Group, Inc.	4.6%
Toll Brothers, Inc.	4.6%
Oracle Corp.	4.4%
Marvell Technology, Inc.	4.2%
Celsius Holdings, Inc.	4.1%
Lennar Corp.	4.1%
Lockheed Martin Corp.	3.9%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.5%

Security Type	(% of net assets)
Common Stocks	105.4%
Preferred Stocks	8.2%
Baby Bonds	5.2%
Convertible Preferred Stocks	5.0%
Purchased Options	0.4%
Written Options	(0.4)%
Cash & Other	(23.8)%
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from
Infrastructure Capital Equity Income ETF	PAGE 1	TSR-SAR-81752T619

companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/ICAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Infrastructure Capital Equity Income ETF	PAGE 2	TSR-SAR-81752T619

Infrastructure Capital Small Cap Income ETF
SCAP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Infrastructure Capital Small Cap Income ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.infracapfund.com/SCAP. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Infrastructure Capital Small Cap Income ETF	$95	1.81%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$20,337,918
Number of Holdings	114
Portfolio Turnover	80%
30-Day SEC Yield	4.30%
30-Day SEC Yield Unsubsidized	4.30%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Banks	8.9%
Capital Markets	8.4%
Aerospace & Defense	8.3%
Household Durables	6.4%
Hotels, Restaurants & Leisure	5.8%
Mortgage REITs	5.6%
Metals & Mining	4.1%
Exchange Traded Funds	1.0%
Cash Equivalents	0.1%
All Other Industries	51.4%

Top 10 Issuers	(% of net assets)
Toll Brothers, Inc.	4.3%
StoneX Group, Inc.	4.3%
Hudbay Minerals, Inc.	4.2%
Celsius Holdings, Inc.	3.9%
AGNC Investment Corp.	3.6%
CECO Environmental Corp.	3.5%
Huntington Ingalls Industries, Inc.	3.4%
Bank of NT Butterfield & Son Ltd.	3.3%
Moog, Inc.	3.3%
Herc Holdings, Inc.	3.3%

Security Type	(% of net assets)
Common Stocks	103.0%
Convertible Preferred Stocks	8.9%
Preferred Stocks	8.5%
Exchange Traded Funds	1.0%
Baby Bonds	0.2%
Purchased Options	0.2%
Money Market Funds	0.2%
Written Options	(0.4)%
Cash & Other	(21.6)%
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term
Infrastructure Capital Small Cap Income ETF	PAGE 1	TSR-SAR-81752T445

capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.infracapfund.com/SCAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Infrastructure Capital Small Cap Income ETF	PAGE 2	TSR-SAR-81752T445

Infrastructure Capital Bond Income ETF
BNDS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Infrastructure Capital Bond Income ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.infracapfund.com/BNDS. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Infrastructure Capital Bond Income ETF	$46	0.90%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$69,660,646
Number of Holdings	74
Portfolio Turnover	29%
30-Day SEC Yield	7.17%
30-Day SEC Yield Unsubsidized	7.17%
Effective Duration	3.73
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Lessors of Real Estate	14.4%
Other Financial Investment Activities	7.2%
Communication Services	6.1%
Oil and Gas Extraction	6.0%
Business Support Services	5.1%
Consumer Discretionary	4.5%
Financials	4.5%
Consumer Staples	4.1%
Exchange Traded Funds	1.1%
All Other Industries	47.0%

Top 10 Issuers	(% of net assets)
Land O’ Lakes, Inc.	4.1%
Rithm Capital Corp.	3.9%
ILFC E-Capital Trust II	3.8%
Chemours Co.	3.8%
BW Real Estate, Inc.	3.7%
SBL Holdings, Inc.	3.5%
Freedom Mortgage Corp.	3.4%
Venture Global LNG, Inc.	3.3%
Sunoco LP	3.2%
Plains All American Pipeline LP	3.2%

Security Type	(% of net assets)
Corporate Bonds	76.0%
Preferred Stocks	12.1%
Baby Bonds	10.2%
Exchange Traded Funds	1.1%
Cash & Other	0.6%
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced
Infrastructure Capital Bond Income ETF	PAGE 1	TSR-SAR-81752T437

dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.infracapfund.com/BNDS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Infrastructure Capital Bond Income ETF	PAGE 2	TSR-SAR-81752T437

Infrastructure Capital Nasdaq Option Income ETF
QVOL (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Infrastructure Capital Nasdaq Option Income ETF for the period of May 12, 2026, to May 31, 2026. You can find additional information about the Fund at https://www.infracapfund.com/QVOL. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Infrastructure Capital Nasdaq Option Income ETF	$4	0.80%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses may have been higher if the Fund had been in operation for the full six-month period.
**	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$7,776,817
Number of Holdings	62
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Semiconductors & Semiconductor Equipment	41.6%
Software	16.1%
Interactive Media & Services	12.0%
Broadline Retail	8.7%
Technology Hardware, Storage & Peripherals	4.9%
Hotels, Restaurants & Leisure	3.9%
Entertainment	2.3%
Biotechnology	1.7%
Cash Equivalents	3.4%
All Other Industries	5.4%

Top 10 Issuers	(% of net assets)
Alphabet, Inc.	9.1%
NVIDIA Corp.	8.2%
Amazon.com, Inc.	7.3%
Advanced Micro Devices, Inc.	6.0%
Microsoft Corp.	4.7%
Micron Technology, Inc.	4.4%
Marvell Technology, Inc.	4.2%
Broadcom, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Oracle Corp.	2.9%

Security Type	(% of net assets)
Common Stocks	97.4%
Money Market Funds	3.4%
Cash & Other	(0.8)%
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term
Infrastructure Capital Nasdaq Option Income ETF	PAGE 1	TSR-SAR-81752T361

capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.infracapfund.com/QVOL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Infrastructure Capital Nasdaq Option Income ETF	PAGE 2	TSR-SAR-81752T361

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Infrastructure Capital Equity Income ETF
Ticker Symbol: ICAP
Infrastructure Capital Small Cap Income ETF
Ticker Symbol: SCAP
Infrastructure Capital Bond Income ETF
Ticker Symbol: BNDS
Infrastructure Capital Nasdaq Option Income ETF
Ticker Symbol: QVOL
Semi-Annual Financial Statements and Additional Information
May 31, 2026

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 105.4%
Aerospace & Defense - 4.8%
Lockheed Martin Corp.(a)(c)	7,887	$4,183,659
RTX Corp.	5,795	1,041,130
		5,224,789
Banks - 7.9%
Bank of America Corp.	614	31,682
Citizens Financial Group, Inc.(c)(d)	80,692	5,023,884
Fifth Third Bancorp(c)(d)	23,184	1,157,577
JPMorgan Chase & Company	9	2,694
U.S. Bancorp	429	23,531
Zions Bancorp NA(c)	38,089	2,378,658
		8,618,026
Beverages - 5.5%
Celsius Holdings, Inc.(b)(c)(d)	135,149	4,496,407
Coca-Cola Co.(a)	8,224	649,778
PepsiCo, Inc.	5,756	829,958
		5,976,143
Broadline Retail - 3.8%
Amazon.com, Inc.(b)(c)	15,326	4,147,829
Capital Markets - 11.6%
Blackstone, Inc.(c)	11,720	1,370,889
Goldman Sachs Group, Inc.(c)	3,556	3,646,891
KKR & Co., Inc.(a)(c)	34,680	3,327,199
Morgan Stanley	15,655	3,256,240
TPG, Inc.(c)	22,705	966,552
		12,567,771
Chemicals - 1.1%
Albemarle Corp.	6,551	1,155,727
Diversified REITs - 0.5%
Global Net Lease, Inc.(c)	62,628	586,824
Diversified Telecommunication Services - 1.6%
AT&T, Inc.(d)	17,342	430,082
Verizon Communications, Inc.(a)	26,526	1,268,208
		1,698,290
Electric Utilities - 7.1%
Alliant Energy Corp.(d)	19,540	1,399,259
Edison International	17	1,189
NextEra Energy, Inc.(a)(c)(d)	34,884	3,035,257
Southern Co.(a)	11,061	1,018,165
Xcel Energy, Inc.(c)(d)	28,430	2,260,185
		7,714,055

The accompanying notes are an integral part of these financial statements.

1

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 1.9%
GE Vernova, Inc.(a)	2,136	$2,068,332
Financial Services - 2.7%
Apollo Global Management, Inc.(c)	23,044	2,965,993
Food Products - 1.4%
Kraft Heinz Co.(a)(c)(d)	62,838	1,508,740
Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.(a)	2,147	599,442
Household Durables - 9.7%
DR Horton, Inc.	7,346	1,080,523
Lennar Corp. - Class A(d)	49,743	4,465,927
Toll Brothers, Inc.(c)(d)	36,025	4,990,903
		10,537,353
Independent Power and Renewable Electricity Producers - 2.2%
Vistra Corp.(c)(d)	14,643	2,346,248
Industrial REITs - 1.4%
Rexford Industrial Realty, Inc.(c)(d)	42,463	1,506,163
Insurance - 0.5%
Brighthouse Financial, Inc.(b)	9,384	586,969
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	527	200,439
Meta Platforms, Inc. - Class A(a)(d)	2,701	1,708,410
		1,908,849
Metals & Mining - 2.8%
Freeport-McMoRan, Inc.(a)(c)	45,961	3,020,097
Office REITs - 3.5%
BXP, Inc.(c)(d)	31,570	1,894,516
Kilroy Realty Corp.(c)	54,890	1,881,080
		3,775,596
Oil, Gas & Consumable Fuels - 8.1%
Cheniere Energy, Inc.(a)	6,185	1,390,759
Chevron Corp.(a)(c)	12,547	2,289,326
Devon Energy Corp.	0(e)	18
Energy Transfer LP(a)(c)	158,654	3,041,397
Exxon Mobil Corporation(a)	14,090	2,046,713
		8,768,213
Personal Care Products - 0.9%
Kenvue, Inc.(c)	58,677	1,013,939

The accompanying notes are an integral part of these financial statements.

2

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 3.7%
Eli Lilly & Co.	1,054	$1,164,670
Merck & Co., Inc.(c)(d)	24,553	2,914,932
		4,079,602
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc.(a)(b)	4,317	2,228,004
Broadcom, Inc.(a)(c)	6,603	2,950,022
First Solar, Inc.(a)(b)	1,819	558,051
Marvell Technology, Inc.(a)(c)	22,027	4,515,535
Micron Technology, Inc.	9	8,739
NVIDIA Corp.(a)(d)	7,156	1,510,918
		11,771,269
Software - 6.1%
Microsoft Corp.(a)(d)	8,561	3,854,505
Oracle Corp.	12,117	2,735,776
		6,590,281
Specialized REITs - 2.3%
Crown Castle, Inc.(a)(d)	16,363	1,497,214
Safehold, Inc.(c)(d)	64,633	967,556
		2,464,770
Tobacco - 1.2%
Philip Morris International, Inc.(c)	7,286	1,292,391
TOTAL COMMON STOCKS (Cost $113,750,678)		114,493,701
PREFERRED STOCKS - 8.2%
Consumer Finance - 0.3%
SLM Corp., Series B, 5.64% (3 mo. Term SOFR + 1.96%), Perpetual Maturity(d)	4,891	365,798
Diversified REITs - 0.9%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity(d)	42,867	911,353
Electrical Equipment - 1.1%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity(c)(d)	53,455	1,223,585
Financial Services - 0.3%
Merchants Bancorp, 7.63%, Perpetual Maturity	13,722	339,345
Hotel & Resort REITs - 1.0%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity(c)(d)	44,433	1,112,602

The accompanying notes are an integral part of these financial statements.

3

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Insurance - 1.1%
Brighthouse Financial, Inc.
Series A, 6.60%, Perpetual Maturity(c)	38,770	$588,141
Series B, 6.75%, Perpetual Maturity	37,778	585,559
		1,173,700
Mortgage REITs - 3.5%
Adamas Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. SOFR+ 5.70%, Perpetual Maturity(c)(d)(e)	89,530	2,090,526
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity(d)(e)	9,169	229,867
Rithm Capital Corp., Series E, 8.75%, Perpetual Maturity(c)	59,308	1,434,067
		3,754,460
TOTAL PREFERRED STOCKS (Cost $8,545,582)		8,880,843
BABY BONDS(f) - 5.2%
Financial Services - 1.2%
Corebridge Financial, Inc., 6.38%, 12/15/2064(c)(d)	54,290	1,247,041
Health Care REITs - 0.7%
Diversified Healthcare Trust, 5.63%, 08/01/2042(c)(d)	43,502	791,737
Mortgage REITs - 3.3%
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity(c)	40,066	1,017,276
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	667	16,842
Redwood Trust, Inc.
9.00%, 09/01/2029(c)	72,368	1,778,805
9.13%, 03/01/2030(c)(d)	32,082	780,234
		3,593,157
TOTAL BABY BONDS (Cost $5,697,105)		5,631,935
CONVERTIBLE PREFERRED STOCKS - 5.0%
Capital Markets - 1.6%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028(c)	40,991	1,711,784
Chemicals - 0.4%
Albemarle Corp., 7.25%, 03/01/2027	6,369	440,671
Electric Utilities - 0.6%
PG&E Corp., Series A, 6.00%, 12/01/2027(c)	17,232	697,379
Financial Services - 0.3%
Apollo Global Management, Inc., 6.75%, 07/31/2026	5,094	335,746
Software - 1.9%
Oracle Corp., Series D, 6.50%, 01/15/2029	32,170	2,062,097

The accompanying notes are an integral part of these financial statements.

4

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027	1,520	$168,218
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,518,795)		5,415,895

	Notional Amount	Contracts(g)
PURCHASED OPTIONS(b) - 0.4%
Call Options - 0.4%
Advanced Micro Devices, Inc., Expiration: 01/15/2027; Exercise Price: $560.00	$2,580,500	50	500,100
TOTAL PURCHASED OPTIONS (Cost $475,118)			500,100
TOTAL INVESTMENTS - 124.2% (Cost $133,987,278)			$134,922,474
Liabilities in Excess of Other Assets - (24.2)%			(26,290,326)
TOTAL NET ASSETS - 100.0%			$108,632,148

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
ETF – Exchange Traded Fund
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of May 31, 2026 was $60,704,186.
(d)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of May 31, 2026 was $19,203,866.
(e)	This security has a fixes-to-variable rate feature.
(f)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(g)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

5

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026 (Unaudited)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b) - (0.4)%
Written Call Options - (0.4)%
Advanced Micro Devices, Inc.
Expiration: 06/26/2026; Exercise Price: $660.00	$(1,290,250)	(25)	$(14,125)
Broadcom, Inc.
Expiration: 06/18/2026; Exercise Price: $500.00	(893,540)	(20)	(22,000)
Expiration: 06/18/2026; Exercise Price: $540.00	(893,540)	(20)	(10,520)
Expiration: 06/18/2026; Exercise Price: $550.00	(893,540)	(20)	(9,200)
Expiration: 07/17/2026; Exercise Price: $600.00	(893,540)	(20)	(10,600)
Cheniere Energy, Inc.
Expiration: 06/26/2026; Exercise Price: $260.00	(1,124,300)	(50)	(4,450)
Chevron Corp.
Expiration: 06/18/2026; Exercise Price: $200.00	(912,300)	(50)	(2,700)
Expiration: 06/26/2026; Exercise Price: $205.00	(912,300)	(50)	(3,050)
Expiration: 07/02/2026; Exercise Price: $200.00	(364,920)	(20)	(2,300)
Coca-Cola Co.
Expiration: 06/18/2026; Exercise Price: $75.00	(395,050)	(50)	(22,500)
Expiration: 06/18/2026; Exercise Price: $77.50	(79,010)	(10)	(2,400)
Crown Castle, Inc.
Expiration: 06/18/2026; Exercise Price: $92.50	(274,500)	(30)	(4,410)
Expiration: 07/17/2026; Exercise Price: $95.00	(732,000)	(80)	(15,600)
Expiration: 09/18/2026; Exercise Price: $97.50	(274,500)	(30)	(9,630)
Energy Transfer LP
Expiration: 06/18/2026; Exercise Price: $20.00	(1,437,750)	(750)	(8,250)
Expiration: 07/17/2026; Exercise Price: $21.00	(1,437,750)	(750)	(9,750)
Exxon Mobil Corp.
Expiration: 06/18/2026; Exercise Price: $162.50	(726,300)	(50)	(2,050)
Expiration: 06/26/2026; Exercise Price: $165.00	(726,300)	(50)	(2,600)
Expiration: 07/02/2026; Exercise Price: $165.00	(581,040)	(40)	(2,920)
First Solar, Inc.
Expiration: 06/18/2026; Exercise Price: $280.00	(306,790)	(10)	(30,880)
Freeport-McMoRan, Inc.
Expiration: 06/05/2026; Exercise Price: $66.00	(131,420)	(20)	(3,620)
Expiration: 06/12/2026; Exercise Price: $66.00	(65,710)	(10)	(2,670)
Expiration: 06/18/2026; Exercise Price: $70.00	(131,420)	(20)	(3,400)
Expiration: 07/17/2026; Exercise Price: $70.00	(328,550)	(50)	(17,250)
GE Vernova, Inc.
Expiration: 06/05/2026; Exercise Price: $1,135.00	(968,320)	(10)	(500)
Expiration: 07/02/2026; Exercise Price: $1,220.00	(968,320)	(10)	(5,100)
KKR & Co., Inc.
Expiration: 06/05/2026; Exercise Price: $106.00	(191,880)	(20)	(750)
Kraft Heinz Co.
Expiration: 06/18/2026; Exercise Price: $30.00	(336,140)	(140)	(140)
Expiration: 06/18/2026; Exercise Price: $32.50	(48,020)	(20)	(10)
Expiration: 09/18/2026; Exercise Price: $30.00	(120,050)	(50)	(700)
Expiration: 12/18/2026; Exercise Price: $30.00	(48,020)	(20)	(720)

The accompanying notes are an integral part of these financial statements.

6

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026 (Unaudited) (Continued)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b) - (0.4)% - (Continued)
Written Call Options - (0.4)% - (Continued)
Lockheed Martin Corp.
Expiration: 06/05/2026; Exercise Price: $540.00	$(530,450)	(10)	$(3,550)
Expiration: 06/12/2026; Exercise Price: $545.00	(530,450)	(10)	(5,200)
Marvell Technology, Inc.
Expiration: 06/05/2026; Exercise Price: $187.50	(205,000)	(10)	(21,330)
Expiration: 06/05/2026; Exercise Price: $240.00	(410,000)	(20)	(4,040)
Expiration: 06/12/2026; Exercise Price: $195.00	(205,000)	(10)	(19,450)
Expiration: 06/12/2026; Exercise Price: $200.00	(410,000)	(20)	(34,600)
Expiration: 06/12/2026; Exercise Price: $220.00	(205,000)	(10)	(8,600)
Expiration: 06/18/2026; Exercise Price: $240.00	(205,000)	(10)	(6,050)
Expiration: 06/26/2026; Exercise Price: $250.00	(205,000)	(10)	(6,330)
McDonald’s Corp.
Expiration: 06/05/2026; Exercise Price: $320.00	(279,200)	(10)	(750)
Expiration: 06/12/2026; Exercise Price: $300.00	(558,400)	(20)	(640)
Expiration: 06/12/2026; Exercise Price: $315.00	(279,200)	(10)	(150)
Expiration: 06/18/2026; Exercise Price: $300.00	(1,954,400)	(70)	(4,060)
Expiration: 06/18/2026; Exercise Price: $315.00	(558,400)	(20)	(340)
Expiration: 06/18/2026; Exercise Price: $340.00	(558,400)	(20)	(100)
Expiration: 06/26/2026; Exercise Price: $315.00	(558,400)	(20)	(660)
Expiration: 07/02/2026; Exercise Price: $305.00	(558,400)	(20)	(1,840)
Expiration: 07/10/2026; Exercise Price: $310.00	(558,400)	(20)	(1,780)
Expiration: 07/17/2026; Exercise Price: $315.00	(558,400)	(20)	(1,600)
Expiration: 07/17/2026; Exercise Price: $340.00	(1,396,000)	(50)	(750)
Meta Platforms, Inc.
Expiration: 06/05/2026; Exercise Price: $685.00	(1,265,020)	(20)	(2,220)
Expiration: 06/12/2026; Exercise Price: $690.00	(632,510)	(10)	(2,700)
Expiration: 06/18/2026; Exercise Price: $700.00	(632,510)	(10)	(3,250)
Expiration: 06/26/2026; Exercise Price: $700.00	(632,510)	(10)	(4,850)
Microsoft Corp.
Expiration: 06/18/2026; Exercise Price: $500.00	(450,240)	(10)	(1,650)
Expiration: 07/17/2026; Exercise Price: $500.00	(1,800,960)	(40)	(21,880)
NextEra Energy, Inc.
Expiration: 06/05/2026; Exercise Price: $94.00	(87,010)	(10)	(100)
Expiration: 06/12/2026; Exercise Price: $91.00	(435,050)	(50)	(1,250)
Expiration: 06/18/2026; Exercise Price: $92.00	(435,050)	(50)	(1,650)
Expiration: 06/26/2026; Exercise Price: $93.00	(435,050)	(50)	(1,750)
Expiration: 07/02/2026; Exercise Price: $94.00	(435,050)	(50)	(1,750)
Expiration: 07/10/2026; Exercise Price: $95.00	(435,050)	(50)	(2,000)
NVIDIA Corp.
Expiration: 06/01/2026; Exercise Price: $240.00	(633,420)	(30)	(150)
Expiration: 06/12/2026; Exercise Price: $237.50	(633,420)	(30)	(2,730)
Southern Co.
Expiration: 06/18/2026; Exercise Price: $97.50	(460,250)	(50)	(1,000)
Expiration: 07/17/2026; Exercise Price: $100.00	(460,250)	(50)	(2,200)
Total Written Call Options			(397,745)

The accompanying notes are an integral part of these financial statements.

7

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026 (Unaudited) (Continued)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b) - (0.4)% - (Continued)
Written Put Options - (0.0)%(c)
Chevron Corp.
Expiration: 06/05/2026; Exercise Price: $170.00	$(912,300)	(50)	$(550)
Expiration: 06/12/2026; Exercise Price: $165.00	(912,300)	(50)	(1,050)
Expiration: 06/18/2026; Exercise Price: $167.50	(547,380)	(30)	(1,770)
Exxon Mobil Corp.
Expiration: 06/05/2026; Exercise Price: $135.00	(726,300)	(50)	(650)
Expiration: 06/12/2026; Exercise Price: $130.00	(726,300)	(50)	(900)
Freeport-McMoRan, Inc.
Expiration: 06/18/2026; Exercise Price: $55.00	(492,825)	(75)	(2,400)
Expiration: 07/17/2026; Exercise Price: $50.00	(492,825)	(75)	(3,150)
Verizon Communications, Inc. Expiration: 06/05/2026; Exercise Price: $44.00	(478,100)	(100)	(200)
Total Written Put Options			(10,670)
TOTAL WRITTEN OPTIONS (Premiums received $312,601)			$(408,415)

ETF - Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

8

Infrastructure Capital Small Cap Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 103.0%
Aerospace & Defense - 10.2%
Huntington Ingalls Industries, Inc.(a)(b)(c)	2,216	$682,905
Lockheed Martin Corp.(a)	200	106,090
Moog, Inc. - Class A(b)(c)	1,885	678,544
StandardAero, Inc.(a)(b)(d)	20,902	598,633
		2,066,172
Banks - 9.9%
Bank of NT Butterfield & Son Ltd.(b)(c)	12,041	679,835
East West Bancorp, Inc.(a)(b)	5,437	666,250
Popular, Inc.(b)(c)	4,511	670,019
		2,016,104
Beverages - 3.8%
Celsius Holdings, Inc.(b)(d)	23,583	784,606
Biotechnology - 2.8%
Halozyme Therapeutics, Inc.(a)(b)(d)	8,596	571,978
Capital Markets - 5.6%
Houlihan Lokey, Inc.(b)	1,844	261,221
Lazard, Inc.(a)	296	14,010
StoneX Group, Inc.(d)	7,627	864,520
		1,139,751
Chemicals - 3.6%
AdvanSix, Inc.	9,935	222,941
Avient Corp.(b)(c)	14,338	507,852
		730,793
Electric Utilities - 2.9%
Otter Tail Corp.(b)	6,924	600,034
Electrical Equipment - 2.7%
Generac Holdings, Inc.(a)(b)(c)(d)	1,962	545,259
Electronic Equipment, Instruments & Components - 2.7%
Sanmina Corp.(d)	2,103	546,212
Financial Services - 1.9%
Western Union Co.(a)(b)	47,279	384,378
Hotel & Resort REITs - 4.5%
Braemar Hotels & Resorts, Inc.(b)	259,555	638,505
Park Hotels & Resorts, Inc.(b)	23,551	285,674
		924,179

The accompanying notes are an integral part of these financial statements.

9

Infrastructure Capital Small Cap Income ETF
Schedule of Investments
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 7.1%
Caesars Entertainment, Inc.(b)(d)	8,663	$251,660
DraftKings, Inc. - Class A(a)(b)(d)	16,810	411,677
Genius Sports Ltd.(b)(d)	26,500	155,290
Wynn Resorts Ltd.(a)(b)	6,155	623,009
		1,441,636
Household Durables - 7.1%
KB Home(a)(b)(c)	11,853	579,138
Toll Brothers, Inc.(a)(b)(c)	6,241	864,628
		1,443,766
Insurance - 0.5%
Brighthouse Financial, Inc.(c)(d)	1,558	97,453
IT Services - 4.1%
GoDaddy, Inc. - Class A(a)(b)(d)	4,944	424,344
Okta, Inc.(a)(b)(d)	3,312	408,270
		832,614
Machinery - 3.5%
CECO Environmental Corp.(b)(d)	9,422	704,295
Media - 2.3%
New York Times Co. - Class A(a)(b)	6,198	466,152
Metals & Mining - 5.0%
Equinox Gold Corp.(a)(b)	12,952	175,370
Hudbay Minerals, Inc.(a)(b)	29,186	851,064
		1,026,434
Mortgage REITs - 3.5%
AGNC Investment Corp.(a)(b)	42,881	446,391
Rithm Capital Corp.(b)	28,256	263,346
		709,737
Multi-Utilities - 2.5%
Northwestern Energy Group, Inc.	7,287	514,535
Office REITs - 2.3%
Kilroy Realty Corp.(b)(c)	13,568	464,975
Oil, Gas & Consumable Fuels - 4.5%
Chord Energy Corp.(a)(b)	4,067	536,315
DT Midstream, Inc.(b)	1,223	171,195
HF Sinclair Corp.(a)	440	30,752
Plains GP Holdings LP(b)	7,134	173,713
		911,975

The accompanying notes are an integral part of these financial statements.

10

Infrastructure Capital Small Cap Income ETF
Schedule of Investments
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - 4.9%
MKS, Inc.	2,014	$653,060
Semtech Corp.(d)	2,200	335,588
		988,648
Textiles, Apparel & Luxury Goods - 1.8%
Kontoor Brands, Inc.(b)(c)	5,212	374,065
Trading Companies & Distributors - 3.3%
Herc Holdings, Inc.(b)	5,067	673,911
TOTAL COMMON STOCKS (Cost $20,049,290)		20,959,662
CONVERTIBLE PREFERRED STOCKS - 8.9%
Capital Markets - 3.1%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028(b)(c)	15,035	627,861
Chemicals - 1.0%
Albemarle Corp., 7.25%, 03/01/2027(b)	3,057	211,514
Financial Services - 2.2%
Apollo Global Management, Inc., 6.75%, 07/31/2026(b)	6,759	445,486
Household Durables - 0.7%
Whirlpool Corp., Series A, 8.50%, 02/15/2029(b)	3,567	132,193
Software - 1.9%
Oracle Corp., Series D, 6.50%, 01/15/2029(c)	6,038	387,036
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,937,237)		1,804,090
PREFERRED STOCKS - 8.5%
Banks - 0.9%
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity(b)(e)	7,644	177,494
Capital Markets - 1.6%
DigitalBridge Group, Inc., Series I, 7.15%, Perpetual Maturity(b)	20,548	313,357
Financial Services - 0.9%
Compass Diversified Holdings
Series A, 7.25%, Perpetual Maturity	886	17,959
Series B, 7.88% to 4/30/2028 then 3 mo. SOFR + 4.99%, Perpetual Maturity(b)(e)	7,644	171,073
		189,032

The accompanying notes are an integral part of these financial statements.

11

Infrastructure Capital Small Cap Income ETF
Schedule of Investments
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Insurance - 2.0%
Brighthouse Financial, Inc.
Series B, 6.75%, Perpetual Maturity(b)	13,167	$204,089
Series C, 5.38%, Perpetual Maturity(b)	16,473	202,947
		407,036
Mortgage REITs - 3.1%
AGNC Investment Corp., Series D, 8.27% (3 mo. Term SOFR + 4.59%), Perpetual Maturity(b)(c)	11,173	278,766
Chimera Investment Corp., Series B, 9.75% (3 mo. Term SOFR + 6.05%), Perpetual Maturity(b)	10,574	259,486
TPG Mortgage Investment Trust, Inc., Series B, 8.00%, Perpetual Maturity(b)	4,410	96,138
		634,390
TOTAL PREFERRED STOCKS (Cost $1,767,223)		1,721,309
EXCHANGE TRADED FUNDS - 1.0%
iShares Russell 2000 ETF(a)	708	205,624
TOTAL EXCHANGE TRADED FUNDS (Cost $189,527)		205,624
BABY BONDS(f) - 0.2%
Mortgage REITs - 0.2%
Redwood Trust, Inc., 9.13%, 03/01/2030	1,921	46,719
TOTAL BABY BONDS (Cost $47,680)		46,719

	Notional Amount	Contracts(g)
PURCHASED OPTIONS(d) - 0.2%
Call Options - 0.2%
iShares Russell 2000 ETF
Expiration: 07/17/2026; Exercise Price: $325.00	$2,904,300	100	6,400
Expiration: 08/21/2026; Exercise Price: $345.00	2,904,300	100	6,600
Expiration: 09/18/2026; Exercise Price: $350.00	1,452,150	50	5,000
Expiration: 09/18/2026; Exercise Price: $360.00	2,904,300	100	6,550
Expiration: 10/16/2026; Exercise Price: $365.00	2,904,300	100	9,300
Expiration: 11/20/2026; Exercise Price: $385.00	2,904,300	100	7,900
TOTAL PURCHASED OPTIONS (Cost $38,429)			41,750

The accompanying notes are an integral part of these financial statements.

12

Infrastructure Capital Small Cap Income ETF
Schedule of Investments
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 3.55%(h)	23,499	$23,499
First American Treasury Obligations Fund - Class X, 3.56%(h)	7,833	7,833
TOTAL SHORT-TERM INVESTMENTS (Cost $31,332)		31,332
TOTAL INVESTMENTS - 122.0% (Cost $24,060,718)		$24,810,486
Liabilities in Excess of Other Assets - (22.0)%		(4,472,568)
TOTAL NET ASSETS - 100.0%		$20,337,918

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of May 31, 2026 was $15,268,132.
(c)	All or a portion of this security has been committed as collateral for open written options. The total value of assets committed as collateral as of May 31, 2026 was $1,769,863.
(d)	Non-income producing security.
(e)	This security has a fixed-to-variable rate feature.
(f)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

13

Infrastructure Capital Small Cap Income ETF
Schedule of Written Options
May 31, 2026 (Unaudited)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b)- (0.4)%
Written Call Options - (0.4)%
AGNC Investment Corp.
Expiration: 06/18/2026; Exercise Price: $11.00	$(104,100)	(100)	$(300)
Chord Energy Corp.
Expiration: 06/18/2026; Exercise Price: $165.00	(329,675)	(25)	(1,438)
DraftKings, Inc.
Expiration: 06/18/2026; Exercise Price: $28.00	(61,225)	(25)	(500)
Expiration: 06/18/2026; Exercise Price: $30.00	(61,225)	(25)	(175)
Expiration: 06/26/2026; Exercise Price: $30.00	(122,450)	(50)	(1,125)
East West Bancorp, Inc. Expiration: 06/18/2026; Exercise Price: $135.00	(367,620)	(30)	(3,900)
Equinox Gold Corp.
Expiration: 06/18/2026; Exercise Price: $15.00	(67,700)	(50)	(1,250)
Expiration: 06/18/2026; Exercise Price: $17.50	(33,850)	(25)	(125)
Generac Holdings, Inc. Expiration: 06/18/2026; Exercise Price: $310.00	(277,910)	(10)	(3,380)
GoDaddy, Inc.
Expiration: 06/18/2026; Exercise Price: $110.00	(128,745)	(15)	(225)
Expiration: 06/26/2026; Exercise Price: $110.00	(128,745)	(15)	(1,763)
Halozyme Therapeutics, Inc. Expiration: 06/18/2026; Exercise Price: $80.00	(499,050)	(75)	(975)
HF Sinclair Corp. Expiration: 06/18/2026; Exercise Price: $82.50	(174,725)	(25)	(550)
Hudbay Minerals, Inc.
Expiration: 06/18/2026; Exercise Price: $30.00	(145,800)	(50)	(6,750)
Expiration: 06/18/2026; Exercise Price: $35.00	(291,600)	(100)	(2,800)
Expiration: 07/17/2026; Exercise Price: $35.00	(218,700)	(75)	(6,750)
Expiration: 07/17/2026; Exercise Price: $40.00	(145,800)	(50)	(1,750)
Huntington Ingalls Industries, Inc.
Expiration: 06/18/2026; Exercise Price: $380.00	(462,255)	(15)	(1,875)
Expiration: 07/17/2026; Exercise Price: $420.00	(61,634)	(2)	(370)
iShares Russell 2000 ETF
Expiration: 06/05/2026; Exercise Price: $305.00	(726,075)	(25)	(200)
Expiration: 06/05/2026; Exercise Price: $310.00	(726,075)	(25)	(100)
Expiration: 06/12/2026; Exercise Price: $305.00	(726,075)	(25)	(1,075)
Expiration: 06/12/2026; Exercise Price: $310.00	(726,075)	(25)	(450)
Expiration: 06/18/2026; Exercise Price: $300.00	(726,075)	(25)	(4,700)
Expiration: 06/18/2026; Exercise Price: $310.00	(726,075)	(25)	(1,150)
Expiration: 06/26/2026; Exercise Price: $300.00	(726,075)	(25)	(6,425)
KB Home
Expiration: 06/18/2026; Exercise Price: $65.00	(122,150)	(25)	(187)
Expiration: 06/18/2026; Exercise Price: $70.00	(122,150)	(25)	(375)
Expiration: 07/17/2026; Exercise Price: $60.00	(244,300)	(50)	(2,750)
Lazard, Inc. Expiration: 06/18/2026; Exercise Price: $60.00	(94,660)	(20)	(1,550)

The accompanying notes are an integral part of these financial statements.

14

Infrastructure Capital Small Cap Income ETF
Schedule of Written Options
May 31, 2026 (Unaudited) (Continued)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b) - (0.4)% - (Continued)
Written Call Options - (0.4)% - (Continued)
Lockheed Martin Corp. Expiration: 06/18/2026; Exercise Price: $595.00	$(106,090)	(2)	$(290)
New York Times Co.
Expiration: 06/18/2026; Exercise Price: $90.00	(188,025)	(25)	(937)
Expiration: 06/18/2026; Exercise Price: $95.00	(225,630)	(30)	(1,125)
Okta, Inc. Expiration: 06/18/2026; Exercise Price: $130.00	(246,540)	(20)	(8,800)
StandardAero, Inc. Expiration: 06/18/2026; Exercise Price: $30.00	(71,600)	(25)	(1,300)
Toll Brothers, Inc.
Expiration: 06/18/2026; Exercise Price: $180.00	(346,350)	(25)	(250)
Expiration: 07/17/2026; Exercise Price: $155.00	(207,810)	(15)	(3,270)
Expiration: 07/17/2026; Exercise Price: $160.00	(207,810)	(15)	(2,055)
Western Union Co.
Expiration: 06/18/2026; Exercise Price: $9.00	(81,300)	(100)	(200)
Expiration: 06/18/2026; Exercise Price: $10.00	(284,550)	(350)	(875)
Wynn Resorts Ltd., Expiration: 06/18/2026; Exercise Price: $115.00	(101,220)	(10)	(340)
Total Written Call Options			(74,405)
Written Put Options - (0.0)%(c)
Chord Energy Corp. Expiration: 06/18/2026; Exercise Price: $120.00	(197,805)	(15)	(2,175)
HF Sinclair Corp. Expiration: 06/18/2026; Exercise Price: $60.00	(174,725)	(25)	(700)
MKS, Inc.
Expiration: 06/18/2026; Exercise Price: $230.00	(324,260)	(10)	(470)
Expiration: 06/18/2026; Exercise Price: $250.00	(162,130)	(5)	(713)
Total Written Put Options			(4,058)
TOTAL WRITTEN OPTIONS (Premiums received $79,502)			$(78,463)

ETF - Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

15

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 76.0%
Agricultural Operations - 4.1%
Land O’ Lakes, Inc.
8.00%, Perpetual Maturity (Callable 07/01/2026)(a)	$1,216,000	$1,209,920
7.25%, Perpetual Maturity (Callable 04/04/2027)(a)(b)	756,000	695,520
7.00%, Perpetual Maturity (Callable 09/18/2028)(a)	1,071,000	950,513
		2,855,953
All Other Business Support Services - 5.1%
Crescent Energy Finance LLC, 7.38%, 01/15/2033 (Callable 07/15/2027)(a)(b)	1,996,000	2,028,892
Noble Finance II LLC, 8.00%, 04/15/2030 (Callable 06/11/2026)(a)(b)	1,461,000	1,519,855
		3,548,747
Automobiles - 2.7%
Ford Motor Co., 7.70%, 05/15/2097(b)	319,000	334,174
General Motors Financial Co., Inc., 5.75% to 09/30/2027 then 3 mo. SOFR + 3.60%, Perpetual Maturity (Callable 09/30/2027)(a)(b)(c)	1,548,000	1,533,667
		1,867,841
Banks - 3.7%
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual Maturity (Callable 03/30/2030)(a)(b)(c)	2,528,000	2,550,257
Broadline Retail - 2.2%
Kohl’s Corp., 6.00%, 01/15/2033(b)	1,910,000	1,569,047
Chemicals - 3.8%
Chemours Co., 8.00%, 01/15/2033 (Callable 01/15/2028)(a)(b)	2,580,000	2,636,974
Electric Utilities - 2.1%
NRG Energy, Inc., 10.25% to 03/15/2028 then 5 yr. CMT Rate + 5.92%, Perpetual Maturity (Callable 03/15/2028)(a)(b)(c)	1,357,000	1,480,283
Energy -3.3%
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual Maturity (Callable 09/30/2029)(a)(c)	2,347,000	2,321,185
Financials - 3.6%
SBL Holdings, Inc., 6.50% to 11/13/2026 then 5 yr. CMT Rate + 5.62%, Perpetual Maturity (Callable 11/13/2026)(a)(c)	2,714,000	2,469,082
Independent Power and Renewable Electricity Producers - 2.5%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (Callable 04/15/2030)(b)(c)	1,786,000	1,761,886
Insurance - 1.3%
Lincoln National Corp., 6.27% (3 mo. Term SOFR + 2.62%), 05/17/2066 (Callable 06/16/2026)	1,144,000	892,386
Lessors of Residential Buildings and Dwellings - 1.0%
Hudson Pacific Properties LP, 5.95%, 02/15/2028 (Callable 01/15/2028)	670,000	664,410

The accompanying notes are an integral part of these financial statements.

16

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Media - 1.6%
Paramount Global, 6.25% to 02/28/2027 then 3 mo. SOFR + 3.90%, 02/28/2057 (Callable 02/28/2027)(b)(c)	$1,373,000	$1,098,400
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 3.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, 10/23/2055 (Callable 04/23/2055)(b)	2,250,000	2,119,802
Discovery Global Holdings, Inc., 5.39%, 03/15/2062 (Callable 09/15/2061)(b)	931,000	534,655
		2,654,457
Miscellaneous Financial Investment Activities - 2.5%
PPL Capital Funding, Inc., 6.63% (3 mo. Term SOFR + 2.93%), 03/30/2067 (Callable 07/01/2026)(b)	1,733,000	1,730,687
Mortgage REITs - 3.6%
Rithm Capital Corp., 8.00%, 04/01/2029 (Callable 06/11/2026)(a)(b)	2,500,000	2,508,778
Offices of Other Holding Companies - 3.4%
Freedom Mortgage Corp., 12.25%, 10/01/2030 (Callable 10/01/2026)(a)(b)	2,180,000	2,357,956
Oil, Gas & Consumable Fuels - 9.2%
Kosmos Energy Ltd., 7.50%, 03/01/2028 (Callable 07/01/2026)(a)	51,000	49,861
Plains All American Pipeline LP, 8.02% (3 mo. Term SOFR + 4.37%), Perpetual Maturity (Callable 07/01/2026)(a)(b)	2,229,000	2,236,744
SM Energy Co., 8.75%, 07/01/2031 (Callable 07/01/2026)(a)(b)(e)	1,784,000	1,868,337
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual Maturity (Callable 09/18/2030)(a)(b)(c)	2,161,000	2,259,993
		6,414,935
Petroleum Bulk Stations and Terminals - 3.0%
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032 (Callable 05/15/2027)(b)	1,993,000	2,073,360
Pipeline Transportation of Crude Oil - 1.6%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 06/11/2026)(a)(b)	1,087,000	1,132,757
Support Activities for Oil and Gas Operations - 2.4%
Talos Production, Inc., 9.38%, 02/01/2031 (Callable 02/01/2027)(a)(b)	1,571,000	1,668,008
Telecommunications Resellers - 2.7%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (Callable 06/11/2026)(a)(b)	1,899,000	1,877,855
Trust, Fiduciary, and Custody Activities - 3.8%
ILFC E-Capital Trust II, 6.63%, 12/21/2065 (Callable 07/01/2026)(a)(b)	3,017,000	2,650,165

The accompanying notes are an integral part of these financial statements.

17

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Wireless Telecommunication Services - 3.1%
Vodafone Group PLC, 5.13% to 06/04/2051 then 5 yr. CMT Rate + 3.07%, 06/04/2081 (Callable 12/04/2050)(b)(c)	$2,714,000	$2,128,631
TOTAL CORPORATE BONDS (Cost $52,604,663)		52,914,040

	Shares
PREFERRED STOCKS - 12.1%
Banks - 1.6%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity (Callable 09/01/2027)(c)	10,353	260,378
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR USD + 3.82%, Perpetual Maturity (Callable 03/17/2027)(c)	26,807	622,458
Valley National Bancorp, Series B, 7.54% (3 mo. Term SOFR + 3.84%), Perpetual (Callable 09/30/2026)	10,378	258,101
		1,140,937
Capital Markets - 1.8%
DigitalBridge Group, Inc.
Series I, 7.15%, Perpetual Maturity (Callable 07/01/2026)	55,553	847,183
Series J, 7.13%, Perpetual Maturity (Callable 07/01/2026)	13,841	211,491
Series H, 7.13%, Perpetual Maturity (Callable 07/01/2026)	13,517	204,107
		1,262,780
Diversified REITs - 0.7%
Global Net Lease, Inc., Series D, 7.50%, Perpetual Maturity (Callable 07/01/2026)	19,720	466,378
Financial Services - 2.0%
Compass Diversified Holdings
Series A, 7.25%, Perpetual Maturity (Callable 07/01/2026)	3,826	77,553
Series B, 7.88% to 4/30/2028 then 3 mo. SOFR USD + 4.99%, Perpetual Maturity (Callable 04/30/2028)(c)	4,461	99,837
Series C, 7.88%, Perpetual Maturity (Callable 07/01/2026)	17,832	388,738
Merchants Bancorp, 7.63%, Perpetual Maturity (Callable 01/01/2030)	34,676	857,537
		1,423,665
Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust, Series H, 5.70%, Perpetual Maturity (Callable 07/27/2026)	17,767	315,187
Insurance - 2.2%
Brighthouse Financial, Inc.
Series A, 6.60%, Perpetual Maturity (Callable 07/01/2026)	16,205	245,830
Series B, 6.75%, Perpetual Maturity (Callable 07/01/2026)	49,584	768,552
Series C, 5.38%, Perpetual Maturity (Callable 07/01/2026)	39,732	489,498
		1,503,880

The accompanying notes are an integral part of these financial statements.

18

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Share	Value
PREFERRED STOCKS - (Continued)
Mortgage REITs - 1.7%
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual Maturity (Callable 07/01/2026)	23,663	$470,421
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual Maturity (Callable 08/24/2026)	13,557	252,025
Rithm Capital Corp., Series C, 8.89% (3 mo. Term SOFR + 5.23%), Perpetual Maturity (Callable 07/01/2026)	8,620	211,793
Two Harbors Investment Corp., Series A, 8.13% to 04/27/2027 then 3 mo. SOFR USD + 5.66%, Perpetual Maturity (Callable 04/27/2027)(c)	9,508	235,026
		1,169,265
Office REITs - 0.1%
Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity (Callable 07/01/2026)	5,131	89,895
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP, Series I, 9.25%, Perpetual Maturity	33,634	386,788
Software - 0.6%
Strategy, Inc., Series A, 10.00%, Perpetual Maturity	6,046	423,885
Wireless Telecommunication Services - 0.3%
Telephone and Data Systems, Inc., Series VV, 6.00%, Perpetual Maturity (Callable 09/30/2026)	10,728	210,591
TOTAL PREFERRED STOCKS (Cost $8,523,520)		8,393,251
Baby Bonds(d) - 10.2%
Banks - 0.9%
Flagstar Financial Trust V, 6.00%, 11/01/2051(b)	15,583	639,370
Capital Markets - 0.2%
New Mountain Finance Corp., 8.25%, 11/15/2028 (Callable 07/01/2026)	9,717	245,160
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (Callable 06/30/2026)	2,669	55,382
Consumer Finance - 0.9%
Navient Corp., 6.00%, 12/15/2043 (Callable 07/01/2026)	33,993	622,072
Diversified Telecommunication Services - 0.9%
Qwest Corp., 6.75%, 06/15/2057 (Callable 06/16/2026)	31,896	623,567
Health Care REITs - 1.3%
Diversified Healthcare Trust
5.63%, 08/01/2042 (Callable 07/01/2026)	24,811	451,560
6.25%, 02/01/2046 (Callable 07/01/2026)	22,473	425,639
		877,199
Insurance - 0.3%
Brighthouse Financial, Inc., 6.25%, 09/15/2058 (Callable 07/01/2026)	11,054	181,949

The accompanying notes are an integral part of these financial statements.

19

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Share	Value
BABY BONDS - (Continued)
Mortgage REITs - 5.6%
Adamas Trust, Inc., 9.13%, 07/01/2029 (Callable 07/01/2026)	18,781	$477,225
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity (Callable 10/15/2030)	14,071	357,263
Angel Oak Mortgage REIT, Inc., 9.50%, 07/30/2029 (Callable 07/30/2026)	8,994	225,030
Chimera Investment Corp., 9.00%, 05/15/2029 (Callable 07/01/2026)	9,326	235,761
MFA Financial, Inc., 8.88%, 02/15/2029 (Callable 07/01/2026)	18,612	466,789
Redwood Trust, Inc.
9.75%, 06/01/2031 (Callable 06/01/2028)	69,000	1,689,810
9.00%, 09/01/2029 (Callable 09/01/2026)	8,976	220,630
TPG Mortgage Investment Trust, Inc.
9.50%, 02/15/2029 (Callable 07/01/2026)	4,484	113,131
9.50%, 05/15/2029 (Callable 07/01/2026)		107,942
		3,893,581
TOTAL BABY BONDS (Cost $6,983,424)		7,138,280
EXCHANGE TRADED FUNDS - 1.1%
iShares iBoxx USD High Yield Corporate Bond ETF	4,909	394,242
State Street SPDR Bloomberg High Yield Bond ETF	3,910	378,370
TOTAL EXCHANGE TRADED FUNDS (Cost $771,086)		772,612
TOTAL INVESTMENTS - 99.4% (Cost $68,882,693)		$69,218,183
Other Assets in Excess of Liabilities - 0.6%		442,463
TOTAL NET ASSETS - 100.0%		$69,660,646

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
CMT - Constant Maturity Treasury
ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $38,006,602 or 54.6% of the Fund’s net assets.

(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of May 31, 2026 was $27,885,222.
(c)	This security has a fixed-to-variable rate feature.
(d)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(e)	All or a portion of this security has been committed as collateral for fixed income and preferred securities. The total value of assets committed as collateral as of May 31, 2026 was $126,666.
The accompanying notes are an integral part of these financial statements.

20

INFRASTRUCTURE CAPITAL NASDAQ OPTION INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc.(a)	53	$23,782
Beverages - 0.4%
Monster Beverage Corp.(a)	357	31,445
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc.(a)	44	13,287
Amgen, Inc.	248	83,524
Regeneron Pharmaceuticals, Inc.	58	35,657
		132,468
Broadline Retail - 8.8%
Amazon.com, Inc.(a)	2,112	571,592
MercadoLibre, Inc.(a)	23	39,000
PDD Holdings, Inc. - ADR(a)	833	70,338
		680,930
Communications Equipment - 1.6%
Cisco Systems, Inc.	847	101,996
Lumentum Holdings, Inc.(a)	25	21,374
		123,370
Electric Utilities - 0.5%
Constellation Energy Corp.	137	39,422
Entertainment - 2.4%
Netflix, Inc.(a)	1,654	142,277
Take-Two Interactive Software, Inc.(a)	186	41,694
		183,971
Financial Services - 0.3%
PayPal Holdings, Inc.	453	20,272
Health Care Equipment & Supplies - 0.3%
Dexcom, Inc.(a)	342	25,219
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. - Class A(a)	291	38,793
Booking Holdings, Inc.	628	105,146
DoorDash, Inc. - Class A(a)	507	80,760
Starbucks Corp.	781	77,444
		302,143
Interactive Media & Services - 12.1%
Alphabet, Inc. - Class A	928	352,956
Alphabet, Inc. - Class C	936	352,338
Meta Platforms, Inc. - Class A	373	235,926
		941,220

The accompanying notes are an integral part of these financial statements.

21

INFRASTRUCTURE CAPITAL NASDAQ OPTION INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	109	$20,871
Semiconductors & Semiconductor Equipment - 41.9%(b)
Advanced Micro Devices, Inc.(a)	897	462,942
Analog Devices, Inc.	148	61,250
Applied Materials, Inc.	253	113,865
ARM Holdings PLC - ADR(a)	53	18,724
ASML Holding NV	105	169,340
Broadcom, Inc.	574	256,446
GLOBALFOUNDRIES, Inc.(a)	551	44,064
Intel Corp.(a)	1,968	225,690
KLA Corp.	44	84,555
Lam Research Corp.	347	110,409
Marvell Technology, Inc.	1,577	323,285
Microchip Technology, Inc.	1,253	118,596
Micron Technology, Inc.	350	339,850
NVIDIA Corp.	3,033	640,388
NXP Semiconductors NV	208	66,841
ON Semiconductor Corp.(a)	396	47,766
QUALCOMM, Inc.	366	91,873
Texas Instruments, Inc.	283	86,507
		3,262,391
Software - 16.2%
AppLovin Corp. - Class A(a)	175	107,291
Atlassian Corp. - Class A(a)	229	24,643
Autodesk, Inc.(a)	380	87,898
Cadence Design Systems, Inc.(a)	226	84,734
Crowdstrike Holdings, Inc. - Class A(a)	15	10,965
Fortinet, Inc.(a)	901	124,311
Intuit, Inc.	209	69,290
Microsoft Corp.	813	366,045
Oracle Corp.	1,012	228,489
Palantir Technologies, Inc. - Class A(a)	250	39,135
Palo Alto Networks, Inc.(a)	274	77,183
Synopsys, Inc.(a)	65	30,915
Workday, Inc. - Class A(a)	68	9,941
		1,260,840
Specialty Retail - 0.7%
O’Reilly Automotive, Inc.(a)	669	58,123

The accompanying notes are an integral part of these financial statements.

22

INFRASTRUCTURE CAPITAL NASDAQ OPTION INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	561	$175,066
Sandisk Corp./DE(a)	50	84,749
Seagate Technology Holdings PLC	74	65,105
Western Digital Corp.	116	61,620
		386,540
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	425	79,700
TOTAL COMMON STOCKS (Cost $7,253,400)		7,572,707
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds – 3.4%
First American Government Obligations Fund - Class X, 3.55%(c)	133,639	133,639
First American Treasury Obligations Fund - Class X, 3.56%(c)	133,639	133,639
TOTAL SHORT-TERM INVESTMENTS (Cost $267,278)		267,278
TOTAL INVESTMENTS - 100.8% (Cost $7,520,678)		$7,839,985
Liabilities in Excess of Other Assets - (0.8)%		(63,168)
TOTAL NET ASSETS - 100.0%		$7,776,817

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector. (See Notes 10 in the Notes to the Financial Statements).

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

23

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF	Infrastructure Capital Nasdaq Option Income ETF
ASSETS:
Investments, at value	$ 134,922,474	$ 24,810,486	$ 69,218,183	$ 7,839,985
Dividends and interest receivable	143,248	49,251	949,031	3,431
Cash	1,277,907	266,629	1,519	—
Receivable for investments sold	3,393,984	299,830	—	13,254
Deposits at broker for written option contracts	—	41,033	—	—
Total assets	139,737,613	25,467,229	70,168,733	7,856,670
LIABILITIES:
Written option, at value	408,415	78,463	—	—
Loans payable	27,480,131	4,767,221	280,000	—
Payable for investments purchased	2,562,089	248,824	184,500	76,703
Payable to Adviser	69,588	13,549	43,477	3,150
Loan interest payable	55,238	21,254	110	—
Broker interest payable	14,510	—	—	—
Due to broker	515,494	—	—	—
Total liabilities	31,105,465	5,129,311	508,087	79,853
NET ASSETS	$ 108,632,148	$ 20,337,918	$ 69,660,646	$ 7,776,817
Net Assets Consist of:
Paid-in capital	$ 102,858,732	$ 18,151,445	$ 69,270,985	$ 7,500,000
Total distributable earnings	5,773,416	2,186,473	389,661	276,817
Total net assets	$ 108,632,148	$ 20,337,918	$ 69,660,646	$ 7,776,817
Net assets	$ 108,632,148	$ 20,337,918	$ 69,660,646	$ 7,776,817
Shares issued and outstanding(a)	3,800,000	530,000	1,375,000	75,000
Net asset value per share	$28.59	$38.37	$50.66	$103.69
Cost:
Investments, at cost	$ 133,987,278	$ 24,060,718	$ 68,882,693	$ 7,520,678
Proceeds:
Written options premium received	$312,601	$79,502	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

24

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF	Infrastructure Capital Nasdaq Option Income ETF(a)
INVESTMENT INCOME:
Dividend income	$1,603,233	$348,316	$482,962	$3,995
Less: dividend withholding taxes	—	(1,367)	—	—
Interest income	102	—	1,223,952	—
Total investment income	1,603,335	346,949	1,706,914	3,995
EXPENSES:
Investment advisory fee (See Note 3)	360,678	73,282	178,188	3,150
Loan interest expense (See Note 8)	476,577	85,183	23,251	—
Broker interest expense	81,755	7,402	—	—
Other expenses	140	—	—	—
Total expenses	919,150	165,867	201,439	3,150
Net investment income	684,185	181,082	1,505,475	845
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	9,827,101	2,267,615	586,423	31,665
Redemptions in-kind	94,409	—	—	—
Written options expired or closed	711,138	93,732	—	—
Net realized gain	10,632,648	2,361,347	586,423	31,665
Net change in unrealized appreciation (depreciation) on:
Investments	(3,936,634)	(844,500)	(66,010)	319,307
Written option contracts	16,277	(488)	—	—
Securities sold short	18,038	200,953	—	—
Net change in unrealized appreciation (depreciation)	(3,902,319)	(644,035)	(66,010)	319,307
Net realized and change in unrealized gain	6,730,329	1,717,312	520,413	350,972
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,414,514	$ 1,898,394	$ 2,025,888	$ 351,817

(a)	Commencement date of the Fund was May 12, 2026.
The accompanying notes are an integral part of these financial statements.

25

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Infrastructure Capital Equity Income ETF		Infrastructure Capital Small Cap Income ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income	$684,185	$1,021,692	$181,082	$358,441
Net realized gain	10,632,648	4,275,024	2,361,347	296,693
Net change in unrealized appreciation (depreciation)	(3,902,319)	(37,671)	(644,035)	(126,007)
Net increase in net assets from resulting operations	7,414,514	5,259,045	1,898,394	529,127
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	—	(5,695,75)	—	(860,308)
From return of capital (See Note 4)	(4,950,798)	—	(732,650)	(221,587)
Total distributions to shareholders	(4,950,798)	(5,695,751)	(732,650)	(1,081,895)
CAPITAL TRANSACTIONS:
Subscriptions	33,259,490	13,195,610	3,034,380	5,629,530
Redemptions	(664,600)	—	—	(1,415,198)
Net increase in net assets from capital transactions(a)	32,594,890	13,195,610	3,034,380	4,214,332
Net increase in net assets	35,058,606	12,758,904	4,200,124	3,661,564
NET ASSETS:
Beginning of the period	73,573,542	60,814,638	16,137,794	12,476,230
End of the period	$ 108,632,148	$ 73,573,542	$ 20,337,918	$ 16,137,794

(a)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Subscriptions	1,175,000	500,000	80,000	160,000
Redemptions	(25,000)	—	—	(40,000)
Total increase in shares outstanding	1,150,000	500,000	80,000	120,000

The accompanying notes are an integral part of these financial statements.

26

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Infrastructure Capital Bond Income ETF		Infrastructure Capital Nasdaq Option Income ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)	Period Ended May 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income	$1,505,475	$885,958	$845
Net realized gain	586,423	17,008	31,665
Net change in unrealized appreciation (depreciation)	(66,010)	401,500	319,307
Net increase in net assets from resulting operations	2,025,888	1,304,466	351,817
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(420,663)	(986,848)	(1,185)
From return of capital (See Note 4)	(1,533,182)	(56,902)	(73,815)
Total distributions to shareholders	(1,953,845)	(1,043,750)	(75,000)
CAPITAL TRANSACTIONS:
Subscriptions	55,736,450	24,879,128	7,500,000
Redemptions	(5,035,628)	(6,252,063)	—
Net increase in net assets from capital transactions(c)	50,700,822	18,627,065	7,500,000
Net increase in net assets	50,772,865	18,887,781	7,776,817
NET ASSETS:
Beginning of the period	18,887,781	—	—
End of the period	$ 69,660,646	$ 18,887,781	$ 7,776,817

(a)	Commencement date of the Fund was January 14, 2025.
(b)	Commencement date of the Fund was May 12, 2026.
(c)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Subscriptions	1,100,000	500,000	75,000
Redemptions	(100,000)	(125,000)	—
Total increase in shares outstanding	1,000,000	375,000	75,000

The accompanying notes are an integral part of these financial statements.

27

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CASH FLOWS
For the Periods Ended May, 31, 2026 (Unaudited)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$7,414,514	$1,898,394	$2,025,888
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(184,770,148)	(21,702,172)	(63,234,622)
Purchases of short-term investments, net	—	(31,332)	—
Proceeds from sales of investments	144,584,985	16,807,374	13,241,076
Amortization and accretion of premium and discount	—	—	62,190
Increase in receivable for investments sold	(1,890,257)	(71,888)	—
Increase in payable to Adviser	22,717	3,192	31,061
(Increase) Decrease in dividends and interest receivable	24,723	(17,905)	(732,668)
Decrease in receivable from broker	—	—	448,000
Premiums received on written option contracts	2,221,934	250,692	—
Written option contracts expired or closed	(1,037,091)	(63,434)	—
Increase in payable for investments purchased	2,238,720	248,824	184,500
Increase (Decrease) in accrued expenses and other liabilities	(14,218)	8,008	(758)
Net realized (gain) on investments	(9,827,101)	(2,267,615)	(586,423)
Net realized (gain) on written option contracts	(711,138)	(93,732)	—
Net realized (gain) on redemptions in-kind	(94,409)	—	—
Change in unrealized appreciation/depreciation on investments	3,936,634	844,500	66,010
Change in unrealized appreciation/depreciation on securities sold short	(18,038)	(200,953)	—
Change in unrealized appreciation/depreciation on written option contracts	(16,277)	488	—
Net cash used in operating activities	(37,934,450)	(4,387,559)	(48,495,746)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold, net of change in receivable for Fund shares sold	33,259,490	3,034,380	55,736,450
Payment for shares redeemed	(664,600)	—	(5,035,627)
Cash distributions paid to shareholders, net of reinvestments	(4,950,798)	(732,650)	(1,953,845)
Loan borrowings	44,685,939	8,019,599	3,743,415
Loan repayments	(33,433,057)	(5,628,624)	(4,077,866)
Increase in payable to custodian	(216,322)	(8,317)	—
Net cash provided by financing activities	38,680,652	4,684,388	48,412,527
Net change in cash	746,202	296,829	(83,219)
CASH AND RESTRICTED CASH:
Beginning Balance	16,211	10,833	84,738
Ending Balance	$762,413	$307,662	$1,519

The accompanying notes are an integral part of these financial statements.

28

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CASH FLOWS
For the Periods Ended May, 31, 2026 (Unaudited) (Continued)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
SUPPLEMENTAL DISCLOSURES:
Broker interest expense	$79,669	$7,692	$—
Loan interest paid	492,881	76,885	24,009
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	—	—	84,738
Deposits at broker for written options contracts	16,211	10,833	—
Due to broker for written options contracts	—	—	—
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	1,277,907	266,629	1,519
Deposits at broker for written options contracts	—	41,033	—
Due to broker for written options contracts	(515,494)	—	—

The accompanying notes are an integral part of these financial statements.

29

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,			For the Period Inception(a) through November 30, 2022
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$27.76	$28.29	$23.01	$26.92	$30.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.43	0.49	1.08	1.25
Net realized and unrealized gain (loss) on investments	2.12	1.41	6.97	(2.68)	(2.41)
Total from investment operations	2.33	1.84	7.46	(1.60)	(1.16)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(2.37)	(1.48)	(1.07)	(1.92)
Net realized gains	—	—	—	(0.16)	—
Return of capital	(1.50)	—	(0.70)	(1.08)	—
Total distributions	(1.50)	(2.37)	(2.18)	(2.31)	(1.92)
Net asset value, end of period	$28.59	$27.76	$28.29	$23.01	$26.92
Total return, at NAV(c)	8.65%	7.42%	33.85%	−5.78%	−3.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,632	$73,574	$60,815	$48,897	$29,616
Ratio of expenses to average net assets(d)	2.04%	2.47%	3.19%	2.96%	1.71%
Ratio of broker interest expense to average net assets(d)	1.24%	1.67%	2.39%	2.16%	0.91%
Ratio of expenses to average net assets excluding broker interest expense(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets(d)	1.52%	1.64%	1.92%	4.54%	4.89%
Portfolio turnover rate(c)(e)(f)	133%	253%	207%	144%	87%

(a)	Commencement of the Fund was December 28, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes in-kind transactions associated with creations of the Fund.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

30

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	For the Period Inception(a) through November 30, 2024
PER SHARE DATA:
Net asset value, beginning of period	$35.86	$37.81	$30.14
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.37	0.86	0.85
Net realized and unrealized gain (loss) on investments(d)	3.60	(0.22)	8.88
Total from investment operations	3.97	0.64	9.73
LESS DISTRIBUTIONS FROM:
Net investment income	—	(1.78)	(2.06)
Net realized gains	—	(0.22)	—
Return of capital	(1.46)	(0.59)	—
Total distributions	(1.46)	(2.59)	(2.06)
Net asset value, end of period	$38.37	$35.86	$37.81
Total return, at NAV(e)	11.51%	2.34%	33.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,338	$16,138	$12,476
Ratio of expenses to average net assets(f)(g)	1.81%	2.19%	1.94%
Ratio of broker interest expense to average net assets(f)(g)	1.01%	1.39%	1.14%
Ratio of expenses to average net assets excluding broker interest expense(f)(g)	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets(f)(g)	1.98%	2.53%	2.57%
Portfolio turnover rate(e)(h)(i)	80%	166%	139%

(a)	Commencement date of the Fund was December 11, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized.
(f)	Annualized.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Excludes in-kind transactions associated with creations of the Fund.
(i)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

31

INFRASTRUCTURE CAPITAL BOND INCOME ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstandings throughout the periods.

	Period Ended May 31, 2026 (Unaudited)	For the Period Inception(a) through November 30, 2025
PER SHARE DATA:
Net asset value, beginning of period	$50.37	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	1.71	3.15
Net realized and unrealized gain on investments	0.62	0.89
Total from investment operations	2.33	4.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(3.47)
Return of capital	(1.60)	(0.20)
Total distributions	(2.04)	(3.67)
Net asset value, end of period	$50.66	$50.37
Total return, at NAV(d)	4.71%	8.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,661	$18,888
Ratio of expenses to average net assets(e)(f)	0.90%	0.87%
Ratio of broker interest expense to average net assets(e)(f)	0.10%	0.07%
Ratio of expenses to average net assets excluding broker interest expense(e)(f)	0.80%	0.80%
Ratio of net investment income to average net assets(e)(f)	6.76%	7.22%
Portfolio turnover rate(d)(g)(h)	29%	65%

(a)	Commencement date of the Fund was January 14, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Excludes in-kind transactions associated with creations of the Fund.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

32

INFRASTRUCTURE CAPITAL NASDAQ OPTION INCOME ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstandings throughout the period.

For the Period Inception(a) through May 31, 2026 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments(c)	4.68
Total from investment operations	4.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Return of capital	(0.98)
Total distributions	(1.00)
Net asset value, end of period	$103.69
Total return, at NAV(d)	4.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,777
Ratio of expenses to average net assets(e)	0.80%
Ratio of net investment income to average net assets(e)	0.21%
Portfolio turnover rate(d)(f)(g)	4%

(a)	Commencement date of the Fund was May 12, 2026.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized.
(e)	Annualized.
(f)	Excludes in-kind transactions associated with creations of the Fund.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

33

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Infrastructure Capital Equity Income ETF, Infrastructure Capital Small Cap Income ETF, Infrastructure Capital Bond Income ETF, and Infrastructure Capital Nasdaq Option Income ETF (each separately a “Fund” and collectively, the “Funds”) each have their own investment objectives and policies with the Trust. The Infrastructure Capital Equity Income ETF commenced operations on December 28, 2021. The Infrastructure Capital Small Cap Income ETF commenced operations on December 11, 2023. The Infrastructure Capital Bond Income ETF commenced operations on January 14, 2024. The Infrastructure Capital Nasdaq Option Income ETF commenced operations on May 12, 2026. The Funds’ investment adviser, Infrastructure Capital Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The Infrastructure Capital Equity Income ETF investment objective is to maximize income and pursue total return opportunities. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that pay dividends during normal market conditions. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in the equity securities of companies of any market capitalization. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The Infrastructure Capital Small Cap Income ETF investment objective is to seek total return through a blended approach of capital appreciation and current income. The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund defines small capitalization (“Small Cap”) companies as those companies with a market capitalization, at the time of initial investment, that is within or below the range of companies in the Russell 2000® Index. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The Infrastructure Capital Bond Income ETF investment objective seeks to maximize current income with a secondary objective to pursue strategic opportunities for capital appreciation. The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The Adviser will construct the Fund’s portfolio by investing in a range of bonds, including municipal bonds, government bonds, and corporate bonds. The Fund’s investments in corporate bonds will include, but are not limited to, fixed or floating rate bonds, zero-coupon bonds and convertible bonds. The Fund may also invest in asset-backed and mortgage-backed securities. The Fund’s investments in fixed income securities may include equity-linked notes (“ELNs”) and other investment companies, including open-end funds and exchange-traded funds (“ETFs”). The Fund may invest in securities of any credit quality and maturity, including securities rated below investment grade, or unrated securities.
The Infrastructure Capital Nasdaq Option Income ETF investment objective seeks high current monthly income with a secondary objective of capital appreciation. The Fund, under normal conditions, invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to the Nasdaq Composite® Index (the “Index”). The Fund deploys blended option strategies across securities

34

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
of companies comprising the Index, and exchange traded products (“ETPs”) with similar economic characteristics as the Index, and other indices with similar economic characteristics as the Index. The Fund seeks to generate high monthly returns from the premiums earned from options as well as income from the dividends received from the Fund’s equity holdings.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds.

Equity securities, including common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Baby Bonds are preferred stocks which have been deemed to be fixed income securities by the Adviser based upon certain intrinsic characteristics. These securities are being valued within the established guidelines for equity securities as noted above and are categorized in Level 1 of the fair value hierarchy.
Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAVs”) are calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options are valued at the last reported sale price on the exchange on which the security is principally traded. If the last sale price is not available the composite mean price can be used, which calculates

35

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
the mean price of the highest bid price and the lowest ask price across the exchanges where the option is principally traded. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Infrastructure Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of May 31, 2026:
Infrastructure Capital Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$114,493,701	$—	$—	$114,493,701
Preferred Stocks	8,880,843	—	—	8,880,843
Baby Bonds	5,631,935	—	—	5,631,935
Convertible Preferred Stocks	5,415,895	—	—	5,415,895
Purchased Options	500,100	—	—	500,100
Total Investments	$ 134,922,474	$—	$—	$134,922,474
Liabilities:
Investments:
Written Options	$(406,155)	$(2,260)	$—	$(408,415)
Total Investments	$(406,155)	$(2,260)	$—	$(408,415)

36

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
Infrastructure Capital Small Cap Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$20,959,662	$—	$—	$20,959,662
Convertible Preferred Stocks	1,804,090	—	—	1,804,090
Preferred Stocks	1,721,309	—	—	1,721,309
Exchange Traded Funds	205,624	—	—	205,624
Baby Bonds	46,719	—	—	46,719
Purchased Options	28,600	13,150	—	41,750
Money Market Funds	31,332	—	—	31,332
Total Investments	$24,797,336	$13,150	$—	$24,810,486
Liabilities:
Investments:
Written Options	$(59,455)	$(19,008)	$—	$(78,463)
Total Investments	$(59,455)	$(19,008)	$—	$(78,463)

Infrastructure Capital Bond Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$52,914,040	$—	$52,914,040
Preferred Stocks	8,393,251	—	—	8,393,251
Baby Bonds	7,138,280	—	—	7,138,280
Exchange Traded Funds	772,612	—	—	772,612
Total Investments	$16,304,143	$52,914,040	$—	$69,218,183

Infrastructure Nasdaq Option Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,572,707	$—	$—	$7,572,707
Money Market Funds	267,278	—	—	267,278
Total Investments	$7,839,985	$—	$—	$7,839,985

As of the period ended May 31, 2026, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
Refer to the Funds’ Schedule of Investments and Schedule of Written Options for further information on the classification of investments.
B.
Transactions with Brokers – The Funds’ written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as “deposits at broker for written option contracts” on the Statements of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statements of Assets and Liabilities.

37

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
C.
Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts are reported as a payable to custodian. The Funds maintain cash balances, which at times, may exceed federally insured limits.

D.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
E.
Written Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Adviser may write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Funds’ portfolio. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures and Note 2 I. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
F.
Securities Sold Short – The Funds may engage in short sales of securities in its portfolio to hedge against market, interest-rate, commodity, inflation and credit risk and to facilitate total return opportunities. In a short sale transaction, a Fund will borrow a security and sell it at the current market price in the anticipation of buying the security at a lower price prior to the time the Fund is obligated to return the security to the owner.

38

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. A Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which a Fund purchases the securities to replace the borrowed securities. A Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain. The Funds are liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, a Fund would be required to pay to the lender any income earned, which is recorded as an expense by the Fund.
G.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

H.
Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Dividends received from the Funds’ investment in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund shareholder may represent a return of capital.

I.
Share Valuation – The NAVs per share of the Funds are calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.
Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.
Derivatives – The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of

39

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses. Refer to Note 9 for further derivative disclosure.
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six month period ended May 31, 2026, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Amount
Infrastructure Capital Equity Income ETF
Written Option Contracts	3,080	$48,271,868
Long Option Contracts	8	$430,083
Infrastructure Capital Small Cap Income ETF
Written Option Contracts	881	$8,617,235
Long Option Contracts	733	$19,199,550

Statement of Assets and Liabilities
Fair values of derivative instruments as of May 31, 2026:

		Infrastructure Capital Equity Income ETF		Infrastructure Capital Small Cap Income ETF
	Statements of Assets and Liabilities Location	Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$ 500,100	$—	$41,750	$—
Written Option Contracts:
Equity	Written option contracts, at value	$—	$408,415	$—	$ 78,463
Total fair values of derivative instruments		$ 500,100	$ 408,415	$ 41,750	$ 78,463

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ending May 31, 2026:

	Infrastructure Capital Equity Income ETF Net Realized Gain on Derivatives			Infrastructure Capital Small Cap Income ETF Net Realized Gain (Loss) on Derivatives
Derivatives	Purchased Option Contracts	Written Option Contracts	Total	Purchased Option Contracts	Written Option Contracts	Total
Equity Contracts	$41,853	$ 711,138	$ 752,991	$ (105,335)	$ 93,732	$ (11,603)
Total	$ 41,853	$ 711,138	$ 752,991	$ (105,335)	$ 93,732	$ (11,603)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives			Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Purchased Option Contracts	Written Option Contracts	Total	Purchased Option Contracts	Written Option Contracts	Total
Equity Contracts	$24,982	$16,277	$41,259	$3,321	$(488)	$2,833
Total	$ 24,982	$ 16,277	$ 41,259	$ 3,321	$ (488)	$ 2,833

40

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of each Fund at the annual rate of 0.80%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement was in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and Custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no income tax or excise tax liability to the Funds. Therefore, no federal income or excise tax provisions are required. As of, and during period ended May 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Infrastructure Capital Equity Income ETF is subject to examination by taxing authorities for tax years since November 30, 2023. The other Infrastructure Capital ETFs are subject to examination by taxing authorities for the tax periods since the commencement of their operations.

41

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
At November 30, 2025, the Funds’ most recent completed fiscal year end, the components of distributable earnings on a tax basis for the Funds were as follows:

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
Tax cost of Investments*	$85,876,987	$17,231,781	$18,448,798
Gross unrealized appreciation	7,893,828	1,912,601	581,746
Gross unrealized depreciation	(4,987,405)	(868,543)	(264,128)
Net tax unrealized appreciation (depreciation)**	2,906,423	1,044,058	317,618
Undistributed ordinary income	687,290	—	—
Undistributed long-term capital gains	—	—	—
Other accumulated losses	(284,013)	(23,329)	—
Total distributable earnings	$3,309,700	$1,020,729	$317,618

*	Tax cost of investments includes written options premiums received and differs from book cost due to wash sales and partnerships.
**	Net unrealized appreciation (depreciation) is inclusive of unrealized appreciation (depreciation) on the Funds’ written option positions.
For the fiscal year ending November 30, 2025, the Fund’s most recent completed fiscal year end, the Funds did not have any short-term or long-term capital loss carryovers.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the tax year ending November 30, 2025 the Funds did not have any qualified late year losses.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
The tax character of distributions paid for the period ending May 31, 2026, and year ended November 30, 2025 were as follows:

	Ordinary Income***	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Infrastructure Capital Equity Income ETF
May 31, 2026	$—	$—	$4,950,798	$4,950,798
November 30, 2025	$5,695,751	$—	$—	$5,695,751
Infrastructure Capital Small Cap Income ETF
May 31, 2026	$—	$—	$732,650	$732,650
November 30, 2025	$671,444	$188,864	$221,587	$1,081,895
Infrastructure Capital Bond Income ETF
May 31, 2026	$420,663	$—	$ 1,533,182	$ 1,953,845
November 30, 2025*	$986,848	$—	$56,902	$ 1,043,750
Infrastructure Capital Nasdaq Option Income ETF
May 31, 2026**	$1,185	$—	$73,815	$75,000

*	The Fund commenced operations on January 14, 2025
**	The Fund commenced operations on May, 12, 2026.
***	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

42

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, accordingly. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of each Fund are listed and traded on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended May 31, 2026, were as follows:
Infrastructure Capital Equity Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$143,818,425	$143,075,724	$40,031,817	$ 775,138

Infrastructure Capital Small Cap Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$18,112,146	$16,800,758	$3,443,592	$—

43

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
Infrastructure Capital Bond Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$63,234,622	$13,223,952	$—	$—

Infrastructure Capital Nasdaq Option Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$2,550,040	$328,399	$5,000,095	$—

8. BORROWING FACILITY
The Funds entered into a Tri-Party Lending Arrangement (the “Arrangement”) with Wells Fargo Securities, LLC (the “Broker”) that allows the Funds to borrow cash from the Broker. Borrowings under the Arrangement are collateralized by investments of the Funds. If a Fund defaults with respect to any of its obligations under the Arrangement, the Broker may foreclose on pledged assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Arrangement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the OBFR (Overnight Bank Funding Rate) plus an additional 1.10% on the amount borrowed. The Arrangement has an on-demand commitment term. The interest rate as of May 31, 2026 was 4.72% for the Funds.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Funds’ borrowing facilities for the period ended May 31, 2026 were as follows:

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
Maximum borrowing	$28,185,533	$6,137,670	$3,227,866
Dates of maximum borrowing	February 18-March 2, 2026	April 16-19, 2026	May 4-26, 2026
Total interest expense	$476,577	$85,183	$23,251
Weighted average interest rate	4.72%	4.42%	4.87%
Average borrowings	$19,952,587	$3,815,535	$943,676

9. OFFSETTING ASSETS AND LIABILITIES
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers, LLC and Wells Fargo Securities, LLC are the prime brokers for the Funds’ exchange traded derivatives. Refer to Note 2 L. for further derivative disclosure.

44

INFRASTRUCTURE CAPITAL ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)

	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in the Statement of Assets and Liabiliites	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
Infrastructure Capital Equity Income ETF
Liabilities:
Written Option Contracts**	$(408,415)	$—	$(408,415)	$408,415	$—	$—
Total	$(408,415)	$—	$(408,415)	$408,415	$—	$—
Infrastructure Capital Small Cap Income ETF
Liabilities:
Written Option Contracts**	$(78,463)	$—	$(78,463)	$37,430	$41,033	$—
Total	$(78,463)	$—	$(78,463)	$37,430	$41,033	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown as it includes securities pledged.
**
As of May 31, 2026, the prime brokers for all written option contracts held by the Infrastructure Capital Equity Income ETF and the Infrastructure Capital Small Cap Income ETF were Interactive Brokers, LLC and Wells Fargo Securities, LLC, respectively.

10. SECTOR RISK
As of May 31, 2026, the Infrastructure Capital Nasdaq Option Income ETF had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment sector. This sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.
11. ACCOUNTING PRONOUNCEMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Chief Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
12. SUBSEQUENT EVENTS
On June 26, 2026 the Infrastructure Capital ETFs declared the following income distributions: $0.2500, $0.2500, $0.3400 and $1.0400 for the Infrastructure Capital Equity Income ETF, Infrastructure Capital Small Cap Income ETF, Infrastructure Capital Bond Income ETF and Infrastructure Capital Nasdaq Option Income ETF, respectively, payable on June 30, 2026 to shareholders of record on June 29, 2026.
On July 29, 2026 the Infrastructure Capital ETFs declared the following income distributions: $0.2500, $0.2500, $0.3400 and $1.0400 for the Infrastructure Capital Equity Income ETF, Infrastructure Capital Small Cap Income ETF, Infrastructure Capital Bond Income ETF and Infrastructure Capital Nasdaq Option Income ETF, respectively, payable on July 31, 2026 to shareholders of record on July 30, 2026.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

45

INFRASTRUCTURE CAPITAL ETFs
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds is available, without charge on the Funds’ website at https://www.infracapfunds.com/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation is paid for by the Adviser pursuant to its Investment Advisory Agreement with the Funds. Additional information related to Trustee compensation is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act, must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on April 29-30, 2026 (the “Meeting”), the Board considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Infrastructure Capital Nasdaq Option Income ETF (the “Fund”) and Infrastructure Capital Advisors, LLC (“ICA”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting ICA to serve as the Fund’s investment adviser and approving the Advisory Agreement.
In advance of the Meeting, ICA provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by ICA included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by ICA; (ii) the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to ICA, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits ICA may receive based on its relationship with the Fund.

46

INFRASTRUCTURE CAPITAL ETFs
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited) (Continued)
In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from ICA, the Interested Trustee, and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by ICA under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about ICA’s plans with respect to the Fund’s investment process and investment strategy, the approach to security selection and the overall positioning of the Fund’s anticipated portfolio. In particular, the Board considered the Fund’s strategy of investing in fixed income securities, including municipal bonds, government bonds and corporate bonds. The Board also received and reviewed information about ICA’s history and organizational structure and about the Fund’s portfolio managers, Mr. Jay D. Hatfield and Mr. Andrew Meleney, noting the background and experience of each. The Board also noted it met with representatives from ICA, including Mr. Hatfield, during the Meeting.
The Board evaluated the ability of ICA, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of ICA.
The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by ICA to support the on-going operations of the Fund. The Board concluded that ICA is expected to provide quality services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The Board reviewed ICA’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board acknowledged that the Fund is newly formed and had no actual investment performance record, and that ICA had not managed any accounts or funds with an investment strategy similar to that of the Fund. The Board then reviewed the performance of a benchmark index identified for the Fund, for the one-year, three-year, five-year and ten-year periods as of December 31, 2025. For purposes of considering the investment skill and experience of ICA, the Board noted that ICA serves as investment adviser for other existing series of the Trust (the “Existing SPT Funds”), and serves a sub-adviser for other ETFs (the “Sub-Advised ETF Clients”), and the Board considered performance information for the Existing SPT Funds. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement and concluded that ICA has the resources and abilities to delivery reasonable returns to Fund shareholders.
FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE
The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.
The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in (i) an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with ICA and (ii) a group of competitor funds identified by ICA. The Board also discussed the Fund’s anticipated net expense ratio in comparison to a market leader fund that was not included in either the Expense Group or the competitor funds identified by ICA.

47

INFRASTRUCTURE CAPITAL ETFs
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited) (Continued)
The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.
The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to ICA for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund is below the Expense Group median and average, and noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board. The Board considered that the Management Fee Rate of the Fund is above the median and average of the group of competitor funds identified by ICA. The Board also took into consideration the Fund’s “unified fee” structure, under which ICA would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, ICA would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.
The Board also received information regarding fees charged by ICA to the Existing SPT Funds and the Sub-Advised ETF Clients. The Board noted that ICA’s management fee for the Fund is identical to its management fee for the Existing SPT Funds. The Board considered information regarding the differences in the nature of the services required for ICA to manage the Fund as primary investment adviser versus managing a discrete pool of assets as a sub-adviser to another manager’s ETF, noting that ICA generally would perform significant additional services and assume substantially greater risks in managing the Fund than in its role as sub-adviser to the Sub-Advised ETF Clients.
Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is not unreasonable in light of the services to be covered by the Advisory Agreement.
PROFITABILITY
The Board acknowledged that there is no actual information about ICA’s profitability earned from the Fund but considered information about ICA’s projected profitability in managing the Fund based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals and projected profits were not unreasonable.
ECONOMIES OF SCALE
With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations. The Board noted that the amount and structure of the Fund’s proposed unitary fee did not contain any breakpoint reductions. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit ICA due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.
OTHER BENEFITS TO ICA
The Board received and considered information regarding potential “fall-out” or ancillary benefits to ICA as a result of its relationship with the Fund.

48

INFRASTRUCTURE CAPITAL ETFs
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited) (Continued)
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

49

INVESTMENT ADVISER
Infrastructure Capital Advisors, LLC
1325 Avenue of the Americas, 28th Floor
New York, NY 10019
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in nor disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Trustee compensation is paid by the Investment Adviser pursuant to its Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	8/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	8/4/2026

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	8/4/2026

* Print the name and title of each signing officer under his or her signature.